Fund Summary
Franklin Investors Securities Trust - FIST2-17 | Franklin Adjustable U.S. Government Securities Fund
Investment Goal
High level of current income, while providing lower volatility of principal than a fund that invests in fixed-rate securities.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 124 in the Fund's Prospectus and under “Buying and Selling Shares” on page 82 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Franklin Investors Securities Trust - FIST2-17 Franklin Adjustable U.S. Government Securities Fund	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	2.25%		2.25%	[1]	none	none	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[2]	none	[1],[2]	1.00%	none	none
[1]	The Fund began offering Class A1 shares on June 18, 2014.
[2]	There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses Franklin Investors Securities Trust - FIST2-17 Franklin Adjustable U.S. Government Securities Fund		Class A	Class A1	Class C	Class R6	Advisor Class
Management fees		0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees		0.25%	0.10%	0.65%	none	none
Other expenses	[1]	0.18%	0.18%	0.18%	0.06%	0.18%
Total annual Fund operating expenses		0.93%	0.78%	1.33%	0.56%	0.68%
[1]	The Fund began offering Class A1 shares on June 18, 2014. Total annual fund operating expenses are annualized.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Investors Securities Trust - FIST2-17 Franklin Adjustable U.S. Government Securities Fund (USD $)	Class A	Class A1	Class C	Class R6	Advisor Class
1 year	318	303	235	57	69
3 years	515	469	421	179	218
5 years	728	649	729	313	379
10 years	1,342	1,169	1,601	701	847

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Franklin Investors Securities Trust - FIST2-17 Franklin Adjustable U.S. Government Securities Fund Class C
1 Year	135
3 Years	421
5 Years	729
10 Years	1,601

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14.18% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in “adjustable-rate U.S. government mortgage securities.” “Adjustable-rate U.S. government mortgage securities” include adjustable-rate mortgage securities (ARMS) and other mortgage-backed securities with interest rates that adjust periodically to reflect prevailing market interest rates, which are issued or guaranteed by the U.S. government, its agencies or instrumentalities, including government-sponsored entities.

Mortgage-backed securities represent an interest in a pool of mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings and other real estate. As the underlying mortgage loans are paid off, investors receive periodic principal and interest payments as well as any unscheduled principal prepayments on the underlying mortgage loans. The mortgage-backed securities purchased by the Fund may include bonds and notes issued or guaranteed by U.S. government-sponsored entities, such as the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) and by the Government National Mortgage Association (Ginnie Mae). The Fund currently focuses on mortgage-backed securities issued or guaranteed by Fannie Mae and Freddie Mac.

Government agency or instrumentality issues have different levels of credit support. Ginnie Mae pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. U.S. government-sponsored entities, such as Fannie Mae and Freddie Mac, may be chartered by Acts of Congress, but their securities are neither issued nor guaranteed by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will continue to do so. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest. Investors should remember that guarantees of timely prepayment of principal and interest do not apply to the market prices and yields of the securities or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

Periodic interest rate adjustments may help keep the prices of ARMS relatively stable when compared with the prices of fixed-rate securities, which generally fall when interest rates rise. As a result, the Fund may participate in increases in interest rates resulting in higher current yields, but with less fluctuation in net asset value than a fund invested in comparable fixed-rate securities. Adjustable-rate securities, however, frequently limit the maximum amount by which the interest rate may change up or down. The Fund, therefore, may not benefit from increases in interest rates if prevailing interest rates exceed a security's maximum allowable periodic or lifetime limits. During periods of falling interest rates, the interest rates on these securities may reset downward, resulting in a lower yield for the Fund.

The Fund may invest up to 20% of its net assets in other securities, including fixed-rate mortgage-backed securities, mortgage-backed securities issued by a private entity, direct obligations of the U.S. government, such as Treasury bills, bonds or notes, and repurchase agreements collateralized by U.S. government or government agency securities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities are more sensitive to these interest rate changes.

Mortgage-Backed Securities

Mortgage-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage-backed securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage-backed securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Extension Risk

Some debt securities, particularly mortgage-backed securities, are subject to the risk that the debt security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Adjustable Rate Securities

Because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Concentration

By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q1'09	1.72%
Worst Quarter:	Q4'12	-0.39%

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2014
Average Annual Total Returns Franklin Investors Securities Trust - FIST2-17 Franklin Adjustable U.S. Government Securities Fund	Past 1 year	Past 5 years	Past 10 years	Since Inception		Inception Date
Class A Return Before Taxes	(1.61%)	0.52%	2.16%
Class A Return After Taxes on Distributions	(2.08%)	(0.12%)	1.14%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.91%)	0.16%	1.29%
Class A1 Return Before Taxes	0.75%	1.00%	2.41%
Class C Return Before Taxes	(0.64%)	0.60%	1.99%
Class R6 Return Before Taxes	1.15%			1.16%	[1]	May 01, 2013
Advisor Class Return Before Taxes	0.90%	1.23%	2.58%
Barclays U.S. Government Index: 1-2 Year Component (index reflects no deduction for fees, expenses or taxes)	0.41%	0.76%	2.36%
[1]	Since inception September 20, 2013.

Historical performance for Class A1 and Advisor Class shares prior to their inception is based on the performance of Class A shares. Class A1 and Advisor Class performance have been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.